Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,035,998	$ 6,328,753	$ 15,117,172
Accounts receivable	34,554	307,759	29,382
Inventories, net	517,044	495,486	745,008
Prepaid expenses and other current assets	267,294	134,567	186,138
Total current assets	3,854,890	7,266,565	16,077,700
Property and equipment, net	497,480	874,062	1,714,090
Other assets	666,617	756,831	852,093
Total assets	5,018,987	8,897,458	18,643,883
Current liabilities:
Accounts payable	636,135	474,436	772,411
Accrued payroll and related costs	289,319	235,404	646,715
Other accrued expenses	1,473,024	1,063,813	682,284
Total current liabilities	2,398,478	1,773,653	2,101,410
Long-term debt, net of current portion	5,271,313	3,393,159	1,405,967
Derivative liabilities	2,686,664	2,208,184	5,967,330
Total liabilities	10,356,455	7,374,996	9,474,707
Series A and B convertible preference shares of subsidiary	3,613,305	1,123,406
Commitments and contingencies (Notes 5 and 16)
Stockholders’ equity:
Convertible preference shares of subsidiary	4,993,728	4,993,728	6,117,134
Preferred Stock: $0.001 par value; 10,000,000 shares authorized; 2,937,500 shares issued and outstanding at June 30, 2013, December 31, 2012 and 2011	9,838,569	9,838,569	9,838,569
Common Stock: $0.001 par value; 300,000,000 shares authorized; 41,680,902 shares issued and outstanding at June 30, 2013 and December 31, 2012 and 41,619,402 shares issued and outstanding at December 31, 2011	41,681	41,681	41,619
Additional paid-in capital	47,585,232	49,892,346	49,504,516
Accumulated deficit	(71,516,562)	(64,571,897)	(56,395,235)
Accumulated other comprehensive income	106,579	204,629	62,573
Total stockholders’ equity	(8,950,773)	399,056	9,169,176
Total liabilities and stockholders’ equity	5,018,987	8,897,458	18,643,883
Series A, B and C Convertible Preferred Stock [Member]
Stockholders’ equity:
Convertible preference shares of subsidiary			6,117,134
Series C Convertible Preferred Stock [Member]
Stockholders’ equity:
Convertible preference shares of subsidiary	$ 4,993,728	$ 4,993,728